Regulatory Capital Requirements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Regulatory Capital Requirements
Regulatory Capital Requirements

9. Regulatory Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements imposed by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s operating activities and financial condition. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of its assets and certain off-balance-sheet items. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios of Common Equity Tier 1 (“CET1”), Tier 1 and total capital to risk-weighted assets, as well as a minimum leverage ratio.

The table below sets forth those ratios at September 30, 2016 and December 31, 2015:

	First Hawaiian,		First Hawaiian		Minimum	Well-
	Inc.		Bank		Capital	Capitalized
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Ratio(1)	Ratio(1)
September 30, 2016:
Common equity tier 1 capital to risk-weighted assets	$1,538,786	12.48%	$1,513,858	12.33%	5.125%	6.50%
Tier 1 capital to risk-weighted assets	1,538,786	12.48%	1,513,865	12.33%	6.625%	8.00%
Total capital to risk-weighted assets	1,674,411	13.59%	1,649,490	13.44%	8.625%	10.00%
Tier 1 capital to average assets (leverage ratio)	1,538,786	8.41%	1,513,865	8.29%	4.000%	5.00%

December 31, 2015:
Common equity tier 1 capital to risk-weighted assets	$1,792,701	15.31%	$1,782,961	15.24%	4.500%	6.50%
Tier 1 capital to risk-weighted assets	1,792,708	15.31%	1,782,968	15.24%	6.000%	8.00%
Total capital to risk-weighted assets	1,928,792	16.48%	1,919,052	16.40%	8.000%	10.00%
Tier 1 capital to average assets (leverage ratio)	1,792,708	9.84%	1,782,968	9.80%	4.000%	5.00%

(1)   As defined by the regulations issued by the Board of Governors of the Federal Reserve System, Office of the Comptroller of the Currency, and Federal Deposit Insurance Corporation (“FDIC”).

A new capital conservation buffer, comprised of common equity Tier 1 capital, was established above the regulatory minimum capital requirements. This capital conservation buffer was phased in beginning January 1, 2016 at 0.625% of risk-weighted assets and will increase each subsequent year by an additional 0.625% until reaching its final level of 2.5% on January 1, 2019. As of September 30, 2016, under the bank regulatory capital guidelines, the Company and Bank were both classified as well-capitalized.

13. Regulatory Capital Requirements

Federal and state laws and regulations limit the amount of dividends the Company may declare or pay. The Company depends primarily on dividends from FHB as the source of funds for the Company’s payment of dividends.

The Company and the Bank are also subject to various regulatory capital requirements imposed by Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators, that, if undertaken, could have a direct material effect on the Company’s and the Bank’s operating activities and financial condition. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of its assets and certain off‑balance‑sheet items. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios of Common Equity Tier 1 (“CET1”), Tier 1 and total capital to risk‑weighted assets, as well as a minimum leverage ratio.

The following provides definitions for the regulatory risk‑based capital ratios and leverage ratio, which are calculated as per standard regulatory guidance:

Risk‑Weighted Assets — Assets are weighted for risk according to a formula used by the Federal Reserve to conform to capital adequacy guidelines. On‑ and off‑balance sheet items are weighted for risk, with off‑balance sheet items converted to balance sheet equivalents, using risk conversion factors, before being allocated a risk‑adjusted weight. The off‑balance sheet items comprise a minimal part of the overall calculation.

Common Equity Tier 1 Risk‑Based Capital Ratio — The CET1 risk‑based capital ratio is calculated as CET1 capital, divided by risk‑weighted assets. CET1 is the sum of equity, adjusted for ineligible goodwill as well as certain other comprehensive income items as follows: net unrealized gains/losses on securities and derivatives, and net unrealized pension and other benefit losses.

Tier 1 Risk‑Based Capital Ratio — The Tier 1 capital ratio is calculated as Tier 1 capital divided by risk‑weighted assets.

Total Risk‑Based Capital Ratio — The total risk‑based capital ratio is calculated as the sum of Tier 1 capital and an allowable amount of the reserve for credit losses (limited to 1.25 percent of risk‑weighted assets), divided by risk‑weighted assets.

Tier 1 Leverage Ratio — The Tier 1 leverage ratio is calculated by dividing Tier 1 capital by adjusted quarterly average total assets.

The table below sets forth those ratios at December 31, 2015 and 2014:

	First Hawaiian Combined		First Hawaiian Bank		Minimum	Well‑
	Actual		Actual		Capital	Capitalized
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Ratio(2)	Ratio(2)
December 31, 2015:
Common equity tier 1 capital to risk‑weighted assets	$1,792,701	15.31%	$1,782,961	15.24%	4.50%	6.50%
Tier 1 capital to risk‑weighted assets	1,792,708	15.31	1,782,968	15.24	6.00	8.00
Total capital to risk‑weighted assets	1,928,792	16.48	1,919,052	16.40	8.00	10.00
Tier 1 capital to average assets (leverage ratio)	1,792,708	9.84	1,782,968	9.80	4.00	5.00
December 31, 2014:
Common equity tier 1 capital to risk‑weighted assets	(1)	(1)	(1)	(1)	(1)	(1)
Tier 1 capital to risk‑weighted assets	$1,726,443	16.14%	$1,718,251	16.07%	4.00%	6.00%
Total capital to risk‑weighted assets	1,862,044	17.41	1,853,784	17.34	8.00	10.00
Tier 1 capital to average assets (leverage ratio)	1,726,443	10.16	1,718,251	10.12	4.00	5.00
(1)	Beginning in 2015, capital ratios are reported using Basel III capital definitions, inclusive of transition provisions and Basel III risk‑weighted assets.
(2)	As defined by the regulations issued by the FRB, Office of the Comptroller of the Currency, and FDIC.

As of December 31, 2015, under the bank regulatory capital guidelines, the Company and Bank were both classified as well‑capitalized. To be well‑capitalized, a bank‑holding company or bank must have a total risk‑based capital ratio of 10.00% or greater, a Tier 1 risk‑based capital ratio of 8.00% or greater, a leverage ratio of 5.00% or greater, a common equity tier 1 capital ratio of 6.50% or greater, and not be subject to any agreement, order or directive to meet a specific capital level for any capital measure. Management is not aware of any conditions or events that have occurred since December 31, 2015, to change the capital category of the Company or the Bank.